Accounts receivable, net - Movement of the allowance for doubtful accounts of accounts receivables due from related parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts receivable, net
Balance at the beginning of the year	¥ 0		¥ 0
Additions, net	6,887	$ 999	360
Write-off			(360)
Balance at the end of the year	¥ 6,887		¥ 0